Share warrant obligations - Warrant Obligations (Details) - USD ($) $ in Thousands		4 Months Ended	6 Months Ended
	Aug. 27, 2021	Dec. 31, 2021	Jun. 30, 2022
Share warrant obligation
Beginning Balance		$ 32,109	$ 22,029
Fair value adjustment	$ (24,009)	(10,080)	(4,764)
Ending Balance	32,109	22,029	17,265
Public Warrants
Share warrant obligation
Beginning Balance		12,606	10,372
Fair value adjustment		(2,234)	(598)
Ending Balance	12,606	10,372	9,774
Private Warrants
Share warrant obligation
Beginning Balance		19,503	11,657
Fair value adjustment		(7,846)	(4,166)
Ending Balance	$ 19,503	$ 11,657	$ 7,491